Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP INCOME FUNDS
Entity Central Index Key	0000027825
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000211235 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Corporate Bond Fund(formerly, Macquarie Corporate Bond Fund)
Class Name	Class R6
Trading Symbol	DGCZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$23	0.45%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 1,018,455,000
Holdings Count | Holding	231	[2]
Advisory Fees Paid, Amount	$ 1,918,405
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$1,018,455,000
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$1,918,405
Portfolio turnover rate	114%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	24.31%
Electric	10.12%
Communications	9.53%
Consumer Non-Cyclical	8.47%
Technology	6.54%
Insurance	6.03%
Consumer Cyclical	5.91%
Finance Companies	5.37%
Energy	5.09%
Capital Goods	3.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000011005 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Corporate Bond Fund(formerly, Macquarie Corporate Bond Fund)
Class Name	Institutional Class
Trading Symbol	DGCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$28	0.54%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[3]
Net Assets	$ 1,018,455,000
Holdings Count | Holding	231	[4]
Advisory Fees Paid, Amount	$ 1,918,405
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$1,018,455,000
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$1,918,405
Portfolio turnover rate	114%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	24.31%
Electric	10.12%
Communications	9.53%
Consumer Non-Cyclical	8.47%
Technology	6.54%
Insurance	6.03%
Consumer Cyclical	5.91%
Finance Companies	5.37%
Energy	5.09%
Capital Goods	3.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000011004 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Corporate Bond Fund(formerly, Macquarie Corporate Bond Fund)
Class Name	Class R
Trading Symbol	DGCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$53	1.04%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[5]
Net Assets	$ 1,018,455,000
Holdings Count | Holding	231	[6]
Advisory Fees Paid, Amount	$ 1,918,405
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$1,018,455,000
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$1,918,405
Portfolio turnover rate	114%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	24.31%
Electric	10.12%
Communications	9.53%
Consumer Non-Cyclical	8.47%
Technology	6.54%
Insurance	6.03%
Consumer Cyclical	5.91%
Finance Companies	5.37%
Energy	5.09%
Capital Goods	3.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000011003 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Corporate Bond Fund(formerly, Macquarie Corporate Bond Fund)
Class Name	Class C
Trading Symbol	DGCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.54%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%	[7]
Net Assets	$ 1,018,455,000
Holdings Count | Holding	231	[8]
Advisory Fees Paid, Amount	$ 1,918,405
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$1,018,455,000
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$1,918,405
Portfolio turnover rate	114%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	24.31%
Electric	10.12%
Communications	9.53%
Consumer Non-Cyclical	8.47%
Technology	6.54%
Insurance	6.03%
Consumer Cyclical	5.91%
Finance Companies	5.37%
Energy	5.09%
Capital Goods	3.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000011001 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Corporate Bond Fund(formerly, Macquarie Corporate Bond Fund)
Class Name	Class A
Trading Symbol	DGCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Corporate Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$40	0.79%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[9]
Net Assets	$ 1,018,455,000
Holdings Count | Holding	231	[10]
Advisory Fees Paid, Amount	$ 1,918,405
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$1,018,455,000
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$1,918,405
Portfolio turnover rate	114%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Banking	24.31%
Electric	10.12%
Communications	9.53%
Consumer Non-Cyclical	8.47%
Technology	6.54%
Insurance	6.03%
Consumer Cyclical	5.91%
Finance Companies	5.37%
Energy	5.09%
Capital Goods	3.69%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000011010 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Extended Duration Bond Fund(formerly, Macquarie Extended Duration Bond Fund)
Class Name	Class A
Trading Symbol	DEEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.81%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[11]
Net Assets	$ 271,755,395
Holdings Count | Holding	147	[12]
Advisory Fees Paid, Amount	$ 503,944
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$271,755,395
Total number of portfolio holdings*	147
Total advisory fees paid (during reporting period)	$503,944
Portfolio turnover rate	68%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	14.70%
Banking	13.14%
Communications	11.70%
Consumer Non-Cyclical	11.64%
Energy	9.56%
Capital Goods	9.45%
Insurance	5.92%
Technology	4.99%
Natural Gas	3.36%
Consumer Cyclical	3.29%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000011012 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Extended Duration Bond Fund(formerly, Macquarie Extended Duration Bond Fund)
Class Name	Class C
Trading Symbol	DEECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$80	1.56%
^	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%	[13]
Net Assets	$ 271,755,395
Holdings Count | Holding	147	[14]
Advisory Fees Paid, Amount	$ 503,944
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$271,755,395
Total number of portfolio holdings*	147
Total advisory fees paid (during reporting period)	$503,944
Portfolio turnover rate	68%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	14.70%
Banking	13.14%
Communications	11.70%
Consumer Non-Cyclical	11.64%
Energy	9.56%
Capital Goods	9.45%
Insurance	5.92%
Technology	4.99%
Natural Gas	3.36%
Consumer Cyclical	3.29%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000011013 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Extended Duration Bond Fund(formerly, Macquarie Extended Duration Bond Fund)
Class Name	Class R
Trading Symbol	DEERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$54	1.06%
^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[15]
Net Assets	$ 271,755,395
Holdings Count | Holding	147	[16]
Advisory Fees Paid, Amount	$ 503,944
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$271,755,395
Total number of portfolio holdings*	147
Total advisory fees paid (during reporting period)	$503,944
Portfolio turnover rate	68%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	14.70%
Banking	13.14%
Communications	11.70%
Consumer Non-Cyclical	11.64%
Energy	9.56%
Capital Goods	9.45%
Insurance	5.92%
Technology	4.99%
Natural Gas	3.36%
Consumer Cyclical	3.29%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000011014 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Extended Duration Bond Fund(formerly, Macquarie Extended Duration Bond Fund)
Class Name	Institutional Class
Trading Symbol	DEEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$29	0.56%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[17]
Net Assets	$ 271,755,395
Holdings Count | Holding	147	[18]
Advisory Fees Paid, Amount	$ 503,944
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$271,755,395
Total number of portfolio holdings*	147
Total advisory fees paid (during reporting period)	$503,944
Portfolio turnover rate	68%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	14.70%
Banking	13.14%
Communications	11.70%
Consumer Non-Cyclical	11.64%
Energy	9.56%
Capital Goods	9.45%
Insurance	5.92%
Technology	4.99%
Natural Gas	3.36%
Consumer Cyclical	3.29%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000169262 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Extended Duration Bond Fund(formerly, Macquarie Extended Duration Bond Fund)
Class Name	Class R6
Trading Symbol	DEZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Extended Duration Bond Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$24	0.47%
^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[19]
Net Assets	$ 271,755,395
Holdings Count | Holding	147	[20]
Advisory Fees Paid, Amount	$ 503,944
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$271,755,395
Total number of portfolio holdings*	147
Total advisory fees paid (during reporting period)	$503,944
Portfolio turnover rate	68%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Electric	14.70%
Banking	13.14%
Communications	11.70%
Consumer Non-Cyclical	11.64%
Energy	9.56%
Capital Goods	9.45%
Insurance	5.92%
Technology	4.99%
Natural Gas	3.36%
Consumer Cyclical	3.29%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000228679 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Floating Rate Fund(formerly, Macquarie Floating Rate Fund)
Class Name	Class R6
Trading Symbol	DDFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$30	0.59%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[21]
Net Assets	$ 633,770,090
Holdings Count | Holding	249	[22]
Advisory Fees Paid, Amount	$ 1,639,729
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$633,770,090
Total number of portfolio holdings*	249
Total advisory fees paid (during reporting period)	$1,639,729
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.65%
Financials	14.32%
Consumer Discretionary	12.40%
Information Technology	11.66%
Healthcare	9.14%
Materials	8.85%
Communication Services	7.61%
Utilities	4.87%
Consumer Staples	3.82%
Energy	0.90%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000085184 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Floating Rate Fund(formerly, Macquarie Floating Rate Fund)
Class Name	Institutional Class
Trading Symbol	DDFLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$34	0.67%
^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[23]
Net Assets	$ 633,770,090
Holdings Count | Holding	249	[24]
Advisory Fees Paid, Amount	$ 1,639,729
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$633,770,090
Total number of portfolio holdings*	249
Total advisory fees paid (during reporting period)	$1,639,729
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.65%
Financials	14.32%
Consumer Discretionary	12.40%
Information Technology	11.66%
Healthcare	9.14%
Materials	8.85%
Communication Services	7.61%
Utilities	4.87%
Consumer Staples	3.82%
Energy	0.90%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000085183 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Floating Rate Fund(formerly, Macquarie Floating Rate Fund)
Class Name	Class R
Trading Symbol	DDFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$60	1.17%
^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[25]
Net Assets	$ 633,770,090
Holdings Count | Holding	249	[26]
Advisory Fees Paid, Amount	$ 1,639,729
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$633,770,090
Total number of portfolio holdings*	249
Total advisory fees paid (during reporting period)	$1,639,729
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.65%
Financials	14.32%
Consumer Discretionary	12.40%
Information Technology	11.66%
Healthcare	9.14%
Materials	8.85%
Communication Services	7.61%
Utilities	4.87%
Consumer Staples	3.82%
Energy	0.90%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000085182 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Floating Rate Fund(formerly, Macquarie Floating Rate Fund)
Class Name	Class C
Trading Symbol	DDFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.67%
^	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.67%	[27]
Net Assets	$ 633,770,090
Holdings Count | Holding	249	[28]
Advisory Fees Paid, Amount	$ 1,639,729
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$633,770,090
Total number of portfolio holdings*	249
Total advisory fees paid (during reporting period)	$1,639,729
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.65%
Financials	14.32%
Consumer Discretionary	12.40%
Information Technology	11.66%
Healthcare	9.14%
Materials	8.85%
Communication Services	7.61%
Utilities	4.87%
Consumer Staples	3.82%
Energy	0.90%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

C000085181 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Floating Rate Fund(formerly, Macquarie Floating Rate Fund)
Class Name	Class A
Trading Symbol	DDFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Floating Rate Fund (Fund) for the period of August 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$47	0.92%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[29]
Net Assets	$ 633,770,090
Holdings Count | Holding	249	[30]
Advisory Fees Paid, Amount	$ 1,639,729
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of January 31, 2026)
Fund net assets	$633,770,090
Total number of portfolio holdings*	249
Total advisory fees paid (during reporting period)	$1,639,729
Portfolio turnover rate	27%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of January 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.65%
Financials	14.32%
Consumer Discretionary	12.40%
Information Technology	11.66%
Healthcare	9.14%
Materials	8.85%
Communication Services	7.61%
Utilities	4.87%
Consumer Staples	3.82%
Energy	0.90%

*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.
[9]	Annualized.
[10]	Excludes cash and cash equivalents.
[11]	Annualized.
[12]	Excludes cash and cash equivalents.
[13]	Annualized.
[14]	Excludes cash and cash equivalents.
[15]	Annualized.
[16]	Excludes cash and cash equivalents.
[17]	Annualized.
[18]	Excludes cash and cash equivalents.
[19]	Annualized.
[20]	Excludes cash and cash equivalents.
[21]	Annualized.
[22]	Excludes cash and cash equivalents.
[23]	Annualized.
[24]	Excludes cash and cash equivalents.
[25]	Annualized.
[26]	Excludes cash and cash equivalents.
[27]	Annualized.
[28]	Excludes cash and cash equivalents.
[29]	Annualized.
[30]	Excludes cash and cash equivalents.